Disaggregation of Revenue - Schedule of Sets Forth a Breakdown of Revenue, Cost of Revenue and Gross Profit Margin by Major Categories (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 58,758,021	$ 7,485,194	$ 57,962,468
Cost of revenue	31,188,017	3,973,047	29,649,787
Gross profit	$ 27,570,004	$ 3,512,147	$ 28,312,681
Gross profit margin	46.90%	46.90%	48.80%
Revenue from Integrated IPO financial printing services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 24,608,775		$ 16,959,904
Cost of revenue	10,448,296		4,794,229
Gross profit	$ 14,160,479	$ 1,803,906	$ 12,165,675
Gross profit margin	57.50%	57.50%	70.70%
Revenue from non-IPO financial printing services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 34,149,246		$ 41,002,564
Cost of revenue	20,739,721		24,855,558
Gross profit	$ 13,409,525	$ 1,708,241	$ 16,147,006
Gross profit margin	39.30%	39.30%	39.40%